Unaudited Condensed Consolidated Balance Sheet - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 610	$ 41
Receivables	1,288	3,223
Prepayment and other assets	16,829	2,501
Total current assets	18,727	5,765
Property equipment and software-net	331	169
Assets of discontinued group	53,654
Total assets	72,713	5,934
Liabilities:
Accrued liabilities	13,813	3,216
Tax payable	(15)	(1)
Other payables	6,764	2,683
Total current liabilities	20,561	5,898
Liabilities of discontinued group	50,217
Total liabilities	70,778	5,898
Paid up capital	14
Additional paid-in capital	10,647
Retained earnings	35	(36)
Current year net profit/(loss)	(8,768)	71
Other comprehensive income	7
Total Shareholders' Equity	1,935	36
Total Liabilities and Shareholders’ Equity	$ 72,713	$ 5,934